(Receivables (Payables) from Related Parties) (Details) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Trading balances due from Seadrill and subsidiaries		$ 128.1	$ 62.7
Trading balances due to Seadrill and subsidiaries		(145.8)	(40.4)
Due to related parties		(306.0)	(346.5)
Line of Credit
Related Party Transaction [Line Items]
Due to related parties		(196.5)	(237.0)
Seadrill
Related Party Transaction [Line Items]
Trading balances due from Seadrill and subsidiaries	[1]	175.9	56.7
Trading balances due to Seadrill and subsidiaries	[1]	(354.7)	(250.0)
Rig financing agreement	[2]	(139.0)	(158.8)
Seadrill | Line of Credit
Related Party Transaction [Line Items]
Due to related parties	[3]	0.0	0.0
Seadrill | Vendor Financing Loan
Related Party Transaction [Line Items]
Due to related parties		(109.5)	(109.5)
Seadrill | Discount Notes
Related Party Transaction [Line Items]
Due to related parties	[4]	0.0	0.0
Seadrill Limited | Loan Agreement | Seadrill | Line of Credit
Related Party Transaction [Line Items]
Due to related parties	[2]	(57.5)	(78.2)
Seadrill Limited | Deferred and contingent consideration to related party - short term portion | Seadrill
Related Party Transaction [Line Items]
Due to related parties	[5]	(60.4)	(25.8)
Seadrill Limited | Deferred and contingent consideration to related party - long term portion | Seadrill
Related Party Transaction [Line Items]
Due to related parties	[5]	(185.4)	(111.2)
Seadrill Limited | Interest Rate Swap Agreement | Seadrill
Related Party Transaction [Line Items]
Due from related parties	[6]	$ 2.2	$ 6.0

[1]	Trading balances – Receivables and payables with Seadrill and its subsidiaries are comprised primarily of unpaid management fees, advisory and administrative services, as well as, accrued interest. In addition, certain receivables and payables arise when the Company pays an invoice on behalf of a related party and vice versa. Receivables and payables are generally settled quarterly in arrears. Trading balances to Seadrill and its subsidiaries are unsecured, generally bear interest at a rate equal to LIBOR plus approximately 4% per annum, and are intended to be settled in the ordinary course of business.
[2]	Rig Financing Agreements and Loan Agreements – See Note 11 - Debt for details of the $440 Million Rig Financing Agreement and West Vencedor Loan Agreement. Under the agreements each rig owning subsidiary makes payments of principal and interest directly to the lenders under each Rig Financing Agreement, at Seadrill’s direction and on its behalf, corresponding to payments of principal and interest due under each Rig Financing Agreement that are allocable to each rig. The West Vencedor Loan Agreement relates to the financing of the West Vencedor, which was previously classified as a Rig Financing Agreement until June 2014 when Seadrill repaid the underlying senior secured loan, and the related party loan agreement between the Company and Seadrill was amended to carry on this facility on the same terms. Please refer to Note 11 - Debt for further information.
[3]	$100 million revolving credit facility – In October 2012 the Company entered into a $300 million revolving credit facility with Seadrill. The facility is for a term of five years and bears interest at a rate of LIBOR plus 5% per annum, with an annual 2% commitment fee on the undrawn balance. On March 1, 2014, the revolving credit facility was amended to reduce the maximum borrowing limit from $300 million to $100 million. During 2015 the Company drew down nothing from the revolving credit facility and repaid nothing. As at December 31, 2015 and 2014, the outstanding balance was nil and nil, respectively.
[4]	Discount loan notes:•$229.9 million discount note - On December 13, 2013, as part of the acquisition of the West Sirius, Seadrill Capricorn Holdings issued a zero coupon discount note from Seadrill for $229.9 million. The note was repayable in June 2015 and upon maturity, the Company was due to pay $238.5 million to Seadrill. This note was repaid in full in February 2014 with proceeds from the Senior Secured Credit Facilities.•$70.0 million discount note - On December 13, 2013, as part of the acquisition of the West Sirius, the Company issued a zero coupon discount note from Seadrill for $70.0 million. The note was repayable in June 2015 and upon maturity, the Company was due to pay $72.6 million to Seadrill.This note was repaid in full in February 2014 with proceeds from the Senior Secured Credit Facilities.•$100.0 million discount note - On March 21, 2014, as part of the acquisition of the West Auriga, Seadrill Capricorn Holdings issued a zero coupon discount note to Seadrill in an initial amount of $100.0 million. The note was repayable in September 2015 and upon maturity, the Company was due to pay $103.7 million to Seadrill. This note was repaid in June 2014 with proceeds from the Senior Secured Credit Facilities.
[5]	Deferred consideration to related party - On the acquisition of the West Polaris in 2015 the Company recognized a seller's credit balance payable of $44.6 million, a long term deferred consideration balance of $63.7 million and a short-term deferred consideration balance of $31.6 million. On the acquisition of the West Vela in 2014 the Company recognized a long term deferred consideration balance of $61.7 million and a long term contingent consideration balance of $49.5 million. The short-term portion of the deferred consideration balance and the short-term contingent consideration balance was $25.8 million. As of December 31, 2015 the short-term portion of these balances relating to the West Polaris and the West Vela are $30.7 million and $29.7 million respectively. As of December 31, 2015 the long-term portion of the balances relating to the West Polaris and West Vela are $90.1 million and $95.3 million respectively. As at December 31, 2014, the short term portions were $12.0 million and $13.8 million which relate to the West Vela. During the year ended December 31, 2015, the Company recognized an unwind of the discount of the contingent liabilities of $13.3 million.
[6]	Derivatives with Seadrill - Interest rate swaps - As of December 31, 2015, the Company was party to interest rate swap agreements with Seadrill for a combined outstanding principal amount of approximately $655.3 million at rates between 1.10% per annum and 1.93% per annum. The swap agreements mature between July 2018 and December 2020. The net loss recognized on the Company’s interest rate swaps for the year ended December 31, 2015, was $10.2 million (year ended December 31, 2014: loss of $41.6 million). Refer to Note 14 for further information.